Significant Accounting Policies - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRC Contribution Plan
Employee benefits
Total amounts for employee benefit expenses	$ 2,202	$ 1,743	$ 1,492
Other Regions and Countries Contribution Plan
Employee benefits
Employee benefit expense	340	477	275
Philippines
Employee benefits
Employee benefit expense	116	115	$ 90
Defined benefit plan liability	$ 360	$ 310